General	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
General

Note 1 - General

A.	The Company’s activity

InterCure Ltd. (hereinafter: the “Company”) is a public company which is listed on the Tel Aviv Stock Exchange (“TASE”) and the Nasdaq Global Market (“Nasdaq”), domiciled in Israel. Its offices are located in Herzliya, Israel. The Company is engaged in the medical cannabis sector mainly through its holdings of Canndoc Ltd. (hereinafter: “Canndoc”), Pharmazone Pharmacy Ltd. (hereinafter: “Pharmazone”) and Cannolam Ltd. (“Cannolam”). The Company also has additional holdings in the biomed sector.

Canndoc:

The Company holds 100% of Canndoc’s issued and paid-in capital.

The Company, through Canndoc, is engaged in research, marketing, cultivation, production and distribution of medical cannabis products in Israel and around the world.

Cannolam:

The Company holds 100% of the shares of Cannolam Ltd., an Israeli private company, which holds, independently and/or through its owned subsidiaries, the exclusive rights to the production, importing, distribution and use of leading international cannabis and lifestyle trademarks in the territory of the State of Israel. Inter alia, Cannolam Ltd. has exclusive rights in respect of the brands Cookies, Mr. Nice and Oxon Pharma.

Pharmazone:

The Company holds 100% of the shares of Pharmazone, an Israeli private company, which operates a pharmaceutical and medical cannabis trading house.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 1 - General (Cont.)

Other Holdings:

During 2022 and 2024, the Company engaged in a series of agreements for the acquisition or opening of 6 and 6 pharmacies, respectively.

During 2025 the Company entered into agreements for the acquisition of 100% of a trading house in southern Israel and the Company engaged in an agreement to purchase 100% of a company that is mainly engaged in research and development of cannabis-based medical products. See also Note 8.

Investments in the biomed sector:

The Company invested in two companies in the biomed sector: F.O.R.E Biotherapeutics Ltd. (formerly known as NovellusDX Ltd., hereinafter: “Fore”) and Cavnox Ltd. (hereinafter: “Cavnox”). For additional details regarding investments in the biomed sector, see Note 11.

B.	Other Significant Events During the Reporting Period

1.	Following the brutal attacks on Israel, in October 2023, the Israeli Government declared a state of war. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the New Israeli Shekel. In addition, the downgrading of Israel’s credit rating by the international rating agencies and the effects on the country’s budget have also affected the economy in general and the business activity of many companies and consequently also financial reporting.

In June 2025 the war significantly expanded to another front with the State of Israel opening a direct confrontation with Iran in the framework of operation “Rising Lion”. Upon the commencement of this operation, the State of Israel declared a special home-front situation and closed its airspace. This confrontation further intensified the impact of the war on the operations of many companies.

In October 2025, a ceasefire was reached between Israel and Hamas in the Gaza Strip.

Since the beginning of the war, the Southern facility has been damaged, including its inventory, property, plant and equipment and biological assets. In addition, until the first half of 2024, the southern facility was designated by the Israeli authorities as a closed military area and there was limited access to the site. The Company began the process of restoring the Southern facility in 2024, and returned to production in July 2024.

The Company is working diligently with the Israeli Tax authorities to obtain full compensation for the damages caused to the Company. As of December 31 2025, the Company submitted applications to the Israeli Tax authorities to receive compensation in the amounts of NIS 243 million for the inventory and biological assets lost and the impairment of goodwill, NIS 6 million for the property, plant and equipment and NIS 2 million for loss of profits in the pharmacies.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 1 - General (Cont.)

As of the date of the approval of these financial statements the Company has received advances in the amount of NIS 81.5 million.

The Company believes that it will be entitled to compensation from the Israeli Tax authorities for all direct and indirect damages suffered, including loss of profits. See Note 12B(A) and Note 19D.

2.	In March 2025, the Company raised NIS 35.5 million in a private placement offering and issued shares and warrants in a private allocation. See Note 18I.

3.	On September 17, 2025, the Company entered into a share purchase agreement to acquire 100% of Botanico Ltd. (“Botanico”), a company that has exclusive rights to distribute The Flowery’s acclaimed U.S. cannabis brands and genetics in Israel and across international markets.

The acquisition will be executed in two stages: in the first stage, the Company will acquire 50% of Botanico’s share capital in consideration for 2,261,345 of the Company’s ordinary shares and 205,710 options in a private placement offering. In the second stage, pursuant to the share purchase agreement, within two years, the Company will complete the acquisition of the remaining 50% of Botanico’s share capital in consideration for an additional 2,252,317 of the Company’s ordinary shares and 204,889 options. The closing of this acquisition has not yet occurred.

4.	In November 2025, the Company entered into a share purchase agreement and collaboration agreements with Cannasoul R&D Ltd., to acquire 28% ownership stake with an exclusive path to increase its holdings to 51% within two years for consideration of NIS 651 thousand.

C.	Definitions:

In these consolidated financial statements:

Company	-	InterCure Ltd.
Group	-	The Company and its subsidiaries.
Related Parties	-	As defined in IAS 24.
USD	-	U.S. dollars.
NIS		New Israeli shekel.
Subsidiaries	-	Companies which are controlled by the Company (as defined in IFRS 10), directly or indirectly, and whose financial statements are fully consolidated with the Company’s reports.
Investee companies	-	Subsidiaries and companies, including a partnership or joint venture, the Company’s investment in which is stated, directly or indirectly, on the equity basis.
Controlling shareholder	-	As defined under the Israeli Companies Law.

Intercure Ltd.
Notes to the Consolidated Financial Statements